AQR FUNDS

Supplement dated April 17, 2014 (“Supplement”)

to the Class I and N Prospectus, dated January 29, 2014 (“Prospectus”),

of the AQR Emerging Defensive Equity Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 1, 2014, the Board of Trustees of AQR Funds has approved a 0.05% reduction in the Fund’s Management Fee and a 0.10% reduction in the Fund’s Expense Cap under the Fee Waiver Agreement for both Class I and Class N Shares. Accordingly, the “Fees and Expenses of the Fund” section on page 46 of the Prospectus is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.50%	0.50%
Distribution (12b-1) fee	None	0.25%
Other Expenses[1,2]	1.38%	2.55%
Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses[2]	1.93%	3.35%
Less: Fee Waivers and/or Expense Reimbursements[3]	1.08%	2.25%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.85%	1.10%
1
The Management Fee and Other Expenses have been restated to reflect current fees. Effective January 29, 2014, (i) the Fund’s maximum Management Fee was reduced from 0.60% to 0.55% and breakpoints were removed and (ii) the Fund’s shareholder services fees were reduced from 0.25% to 0.15%. Additionally, effective April 1, 2014, the Fund’s Management Fee was reduced from 0.55% to 0.50%.

2
The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee or Other Expenses.

3
The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.80% for Class I Shares and 1.05% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2016. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2016, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class I Shares	$87	$409	$853	$2,088
Class N Shares	$112	$632	$1,377	$3,349

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.